RESTRICTED CASH (Notes)	6 Months Ended
Jun. 30, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and Cash Equivalents Disclosure [Text Block]
7. RESTRICTED CASH

Restricted cash at June 30, 2016 includes $5.2 million (2015: nil) in respect of margin calls on interest rate swap agreements.

Restricted cash does not include cash balances of $48.5 million (2015: $40.3 million), which are required to be maintained by the financial covenants in our loan facilities, or cash balances of $28.0 million (2015: $28.0 million), which are required to be maintained by our vessel leasing agreements with Ship Finance, as these amounts are included in "Cash and cash equivalents".